Financial Instrument, Risk Management and Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Estimated fair value of debt	$ 1,057.0	$ 866.8
Carrying amount of debt	$ 965.1	$ 825.6